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                      METROPOLITAN LIFE INSURANCE COMPANY
                        THE NEW ENGLAND VARIABLE ACCOUNT

                       NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                         Supplement dated July 1, 2001
                                       to
                         Prospectuses dated May 1, 2001
                                and May 1, 1988

This supplement describes changes to certain variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife"), certain variable annuity contracts issued by New England Life Insurance Company ("NELICO"), and variable life insurance policies issued by NELICO (collectively, the "Contracts").

As of July 1, 2001, three of the sub-accounts available under the Contracts changed their names due to the replacement of Back Bay Advisors, L.P. as subadviser to the corresponding Eligible Funds, as follows:

    ------------------------------------------------------------------------------
       OLD SUB-ACCOUNT NAME       NEW SUB-ACCOUNT NAME        NEW SUB-ADVISER
    ------------------------------------------------------------------------------
      Back Bay Advisors Money  State Street Research      State Street Research &
      Market Sub-Account       Money Market Sub-Account   Management Company
    ------------------------------------------------------------------------------
      Back Bay Advisors Bond   State Street Research Bond State Street Research &
      Income Sub-Account       Income Sub-Account         Management Company
    ------------------------------------------------------------------------------
      *Back Bay Advisors
      Managed                  *MFS Total Return          Massachusetts Financial
      Sub-Account              Sub-Account                Services Company
    ------------------------------------------------------------------------------

     * Not available under Zenith Accumulator variable annuity contracts that were issued on or after May 1, 1995 or under the American Growth Series variable annuity contracts.

You should consult the attached supplement for the Eligible Funds for additional information on these changes, and retain these supplements with your Contract prospectus for future reference.


VL-163-01